Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other assets
Prepayments	€ 237.2	€ 235.2	€ 221.1
Interest receivable	0.8	0.3	1.0
Total other assets	€ 238.0	€ 235.5	€ 222.1